Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE INCOME TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	lmvit_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED FEBRUARY 14, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY, 1, 2013, OF

WESTERN ASSET VARIABLE GLOBAL

HIGH YIELD BOND PORTFOLIO

Effective as of May 1, 2014, the fund's investment objective is to maximize total return. There is no change in the fund's principal investment strategies.

Western Asset Variable Global High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmvit_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED FEBRUARY 14, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED MAY, 1, 2013, OF

WESTERN ASSET VARIABLE GLOBAL

HIGH YIELD BOND PORTFOLIO

Effective as of May 1, 2014, the fund's investment objective is to maximize total return. There is no change in the fund's principal investment strategies.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	the fund's investment objective is to maximize total return.